FAIR VALUES (Tables)	12 Months Ended
Dec. 31, 2013
FAIR VALUES
Summary of assets measured at fair value on a recurring basis

December 31, 2013
		Quoted Prices in	Significant
		Active Markets	Other	Significant
		For Identical	Observable	Unobservable
		Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Securities available-for-sale
U.S. government-sponsored entities	$8,906	$—	$8,906	$—
Residential agency mortgage-backed	54,898	—	54,898	—

December 31, 2012
		Quoted Prices in	Significant
		Active Markets	Other	Significant
		For Identical	Observable	Unobservable
		Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Securities available-for-sale
U.S. government-sponsored entities	$6,001	$—	$6,001	$—
Residential agency mortgage-backed	64,310	—	64,310	—

Schedule of the Company's assets that were measured at fair value on a non-recurring basis

	December 31, 2013
		Quoted Prices in	Significant
		Active Markets	Other	Significant
		For Identical	Observable	Unobservable
		Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)

Impaired loans:
One-to-four family	$513	$—	$—	$513
Multi-family and commercial	526	—	—	526
Other real estate owned:
One-to-four family	130	—	—	130
Multi-family and commercial	2,283	—	—	2,283

	December 31, 2012
		Quoted Prices in	Significant
		Active Markets	Other	Significant
		For Identical	Observable	Unobservable
		Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Impaired loans:
One-to-four family	$272	$—	$—	$272
Multi-family and commercial	383	—	—	383
Home equity	7	—	—	7
Other real estate owned:
One-to-four family	164	—	—	164
Multi-family and commercial	2,725	—	—	2,725

Schedule of quantitative information about level 3 fair value measurements for financial instruments measured at fair value on a non-recurring basis

	December 31, 2013
		Valuation		Range
	Fair Value	Technique(s)	Unobservable Input(s)	(Weighted Average)

Impaired loans — One-to-four family	$513	Sales comparison approach	Adjustment for differences between the comparable sales	10.00% (10.00%)

Impaired loans — Multifamily and commercial	$526	Sales comparison approach	Adjustment for differences between the comparable sales	10.00% (10.00%)

Other real estate owned — One-to-four family	$130	Sales comparison approach	Adjustment for differences between the comparable sales	10.00% (10.00%)
Other real estate owned — multi-family and commercial	$1,037	Sales comparison approach	Adjustment for differences between the comparable sales	10.00% (10.00%)
	1,246	Income approach	Adjustment for differences in net operating income expectations	12.00% (12.00%)
			Capitalization rate	9.75% (9.75%)

	December 31, 2012
		Valuation		Range
	Fair Value	Technique(s)	Unobservable Input(s)	(Weighted Average)

Impaired loans — One-to-four family	$272	Sales comparison approach	Adjustment for differences between the comparable sales	10.00% (10.00%)
Impaired loans — Multi-family and commercial	$383	Sales comparison approach	Adjustment for differences between the comparable sales	10.00% (10.00%)
Impaired loans — Home Equity	$7	Sales comparison approach	Adjustment for differences between the comparable sales	15.00% (15.00%)
Other real estate owned — One-to-four family	$164	Sales comparison approach	Adjustment for differences between the comparable sales	10.00% (10.00%)
Other real estate owned — multi-family and commercial	$1,408	Sales comparison approach	Adjustment for differences between the comparable sales	10.00% (10.00%)
	1,317	Income approach	Adjustment for differences in net operating income expectations	12.25% (12.25%)
			Capitalization rate	10.00% (10.00%)

Schedule of carrying amount and estimated fair value of financial instruments not previously presented

	December 31, 2013
	Carrying	Fair Value Measurements Using:
	Amount	Level 1	Level 2	Level 3	Total
Financial assets
Cash and cash equivalents	$22,281	$22,281	$—	$—	$22,281
Securities held-to-maturity	335	—	350	—	350
Federal Home Loan Bank stock	1,768	N/A	N/A	N/A	1,768
Loans, net (less impaired loans)	117,733	—	—	115,242	115,242
Accrued interest receivable	509	—	30	479	509

Financial liabilities
Non-interest-bearing deposits	$18,936	$18,936	$—	$—	$18,936
Interest-bearing deposits	145,583	—	145,454	—	145,454
FHLB advances	17,000	—	17,488	—	17,488
Advances from borrowers for taxes	1,955	—	1,955	—	1,955
Accrued interest payable	36	—	36	—	36

	December 31, 2012
	Carrying	Fair Value Measurements Using:
	Amount	Level 1	Level 2	Level 3	Total
Financial assets
Cash and cash equivalents	$16,346	$16,346	$—	$—	$16,346
Securities held-to-maturity	341	—	366	—	366
Federal Home Loan Bank stock	1,657	N/A	N/A	N/A	1,657
Loans, net (less impaired loans)	118,295	—	—	123,886	123,886
Accrued interest receivable	544	—	20	524	544

Financial liabilities
Non-interest-bearing deposits	$17,367	$17,367	$—	$—	$17,367
Interest-bearing deposits	154,354	—	172,554	—	172,554
FHLB advances	22,000	—	22,646	—	22,646
Advances from borrowers for taxes	1,804	—	1,804	—	1,804
Accrued interest payable	46	—	46	—	46